RENTALS AND LEASES (Tables)	12 Months Ended
Dec. 31, 2012
RENTALS AND LEASES
Future minimum payments under operating leases with noncancelable terms in excess of one year
MILLIONS
2013	$108
2014	84
2015	70
2016	59
2017	49
Thereafter	155
Total	$525